Income Tax Expense	12 Months Ended
Dec. 31, 2022
Income Tax Expense
Income Tax Expense

Note 13 Income Tax Expense

	Year Ended December 31,
	2022	2021	2020
Current income taxes	(11,539)	(4,581)	(1,035)
Deferred tax	8,688	8,417	675
Income tax expense recognized in the consolidated statements of income	(2,851)	3,836	(360)

	Year Ended December 31,
Reconciliation of effective tax rate	2022	2021	2020
Accounting loss before income tax	(409,417)	(513,373)	(436,151)
Tax in accordance with applicable tax rate in Sweden 20.6% (20.6%,21.4)%	84,340	105,755	93,336

Tax effect of:
Effect of other tax rates for foreign subsidiaries	(11,857)	11,481	680
Tax attributable to unrecognized deferred tax assets for tax losses carried forward	(64,150)	(101,785)	(91,725)
Non-deductible expenses	(11,184)	(11,615)	(2,652)
Non-taxable income	—	—	1
Income tax expense recognized in the consolidated statements of income	(2,851)	3,836	(360)

At the effective income tax rate	(1)%	1%	—

The Group has costs attributable to new share issue amounted to SEK-, SEK 20,909 and SEK 97,686 in 2022, 2021 and 2020, respectively, which are recognized directly against equity. These costs are deductible for tax purposes.

The Group has SEK 3,562,440 and SEK 3,200,911 of tax losses carried forward for which deferred tax assets have not been recognized in the statement of financial position as of December 31, 2022 and 2021, respectively. The tax losses carried forward are allocated between Sweden of SEK 1,597,989, France of SEK 1,194,206 and Switzerland of SEK 770,245, where the tax losses carried forward in Sweden and France may be carried forward indefinitely, but in Switzerland there is a time limit of seven years. Deferred tax assets will be recognized for unused tax losses to the extent that it is probable that taxable profit will be available against which the losses can be utilized.